Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Schedule of revenue by product source
	For the years ended September 30,
	2021	2020	2019
Sales of TCMD products manufactured by the Company	$29,559,286	$18,374,751	$20,895,542
Sales of third-party products	18,422,745	12,329,209	12,333,774
Total revenue	$47,982,031	$30,703,960	$33,229,316

Schedule of total revenues by product categories
	For the years ended September 30,
	2021	2020	2019
Sales of TCMD products:
Medicinal liquor products	$1,951,679	$1,616,080	$2,356,015
Other chronic condition treatment products	22,978,001	14,059,403	14,056,228
Cold and flu medicines	4,629,606	2,699,268	4,483,299
Sub-total of TCMD products sales	29,559,286	18,374,751	20,895,542

Sales of third-party products
Biochemical drugs	16,082,546	10,325,411	9,508,816
Traditional Chinese medicine pieces	20,705	47,097	142,409
Medical instruments	2,318,536	1,950,238	2,668,422
Dietary supplements	958	6,463	14,127
Subtotal of third-party products sales	18,422,745	12,329,209	12,333,774

Total revenue	$47,982,031	$30,703,960	$33,229,316